Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Entity Central Index Key	0001731388
Entity Registrant Name	EuroDry Ltd.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity File Number	001-38502
Entity Address, Address Line One	4 Messogiou & Evropis Street
Entity Address, Postal Zip Code	151 24
Entity Address, City or Town	Maroussi
Entity Address, Country	GR